Offerings - Offering: 1	Oct. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 9,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,367.19
Offering Note	(a) Calculated as the aggregate maximum purchase price for shares of beneficial interest. (b) Calculated at $138.10 per $1,000,000 of the Transaction Valuation.